Investment Strategy	Nov. 30, 2025
The Fairholme Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Fairholme Capital Management, L.L.C. (the “Manager”), the investment adviser to The Fairholme Fund, attempts, under normal circumstances, to achieve The Fairholme Fund’s investment objective by investing in a focused portfolio of equity and fixed-income securities. The proportion of The Fairholme Fund’s assets invested in each type of asset class will vary from time to time based upon the Manager’s assessment of general market and economic conditions. The Fairholme Fund may invest in, and may shift frequently among, asset classes and market sectors.
The equity securities in which The Fairholme Fund may invest include common and preferred stock (including convertible preferred stock), interests in publicly traded partnerships (“PTPs”), business trust shares, depository receipts, rights and warrants to subscribe for the purchase of equity securities, and interests in real estate investment trusts (“REITs”).
The fixed-income securities in which The Fairholme Fund may invest include U.S. corporate debt securities, non‑U.S. corporate debt securities, bank debt (including bank loans and participations), U.S. Government and agency debt securities (including U.S. Treasury bills), short-term debt obligations of foreign governments and foreign money market instruments.
The Fairholme Fund may also invest in “special situations,” which are situations when the securities of a company are expected to appreciate over time due to company-specific developments rather than general business conditions or movements of the market as a whole.
The Manager uses fundamental analysis to identify certain attractive characteristics of companies. Such characteristics may include: high free cash flow yields in relation to market values and risk-free rates; sensible capital allocation policies; strong competitive positions; solid balance sheets; liquidity and leverage; stress-tested owner/managers; participation in stressed industries having reasonable prospects for recovery; potential for long-term growth; significant tangible assets in relation to enterprise values; high returns on invested equity and capital; and the production of essential services and products. The Manager defines free cash flow as the cash a company would generate annually from operations after all cash outlays necessary to maintain the business in its current condition.
Although The Fairholme Fund normally holds a focused portfolio of equity and fixed-income securities, The Fairholme Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. In certain market conditions, the Manager may determine that it is appropriate for The Fairholme Fund to hold a significant cash position for an extended period of time.
The Fairholme Fund may also use other investment strategies and invest its assets in other types of investments, which are described in the section in the Prospectus entitled “Additional Information about the Funds’ Investments and Risks,” and in The Fairholme Fund’s Statement of Additional Information (“SAI”).

The Fairholme Focused Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Fairholme Capital Management, L.L.C. (the “Manager”), the investment adviser to The Income Fund, attempts, under normal circumstances, to achieve The Income Fund’s investment objective by investing in a focused portfolio of cash distributing securities. To maintain maximum flexibility, the securities in which The Income Fund may invest include corporate bonds and other corporate debt securities of issuers in the U.S. and foreign countries, bank debt (including bank loans and participations), government and agency debt securities of the U.S. and foreign countries (including U.S. Treasury bills), convertible bonds and other convertible securities, and equity securities, including preferred and common stock of issuers in the U.S. and foreign countries, interests in publicly traded partnerships (“PTPs”), and interests in real estate investment trusts (“REITs”). The Income Fund’s portfolio securities may be rated by one or more nationally recognized statistical rating organizations (“NRSROs”), such as Moody’s Ratings (“Moody’s”) or S&P Global Ratings (“S&P”), or may be unrated. The Manager may invest in securities for The Income Fund without regard to maturity or the rating of the issuer of the security. The Income Fund may invest without limit in lower-rated securities (or “junk bonds”). Lower-rated securities are those rated below “Baa” by Moody’s or below “BBB” by S&P or that have comparable ratings from other NRSROs or, if unrated, are determined to be comparable to lower-rated debt securities by the Manager.
Although The Income Fund normally holds a focused portfolio of securities, The Income Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. In certain market conditions, the Manager may determine that it is appropriate for The Income Fund to hold a significant cash position for an extended period of time.
The Income Fund may also use other investment strategies and invest its assets in other types of investments, which are described in the section in the Prospectus entitled “Additional Information about the Funds’ Investments and Risks,” and in The Income Fund’s Statement of Additional Information (“SAI”).